Financial assets - Impaired assets (Details) - Financial assets at amortised cost, category - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets	€ (6,246)	€ (6,140)
Exchange differences and other	(434)	749
Gross carrying amount | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	35,091	37,275
Additions	4,581	5,070
Written-off assets	(6,246)	(6,140)
Exchange differences and other	343	(267)
Financial assets at end of period	€ 33,769	€ 35,938